Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

20. Commitments and Contingencies

{a} Leases commitments

The Group has entered into certain leasing arrangements relating to the placement of the flat-panel digital screens, poster frames and outdoor billboards in various locations, as well as advertisement time slots on movie screens prior to movie screening, where the Group operates the networks and in connection with the lease of the Group’s office premises. Rental expense under operating leases for the years ended December 31, 2009, 2010 and 2011 were $117,914,221, $134,658,367 and $187,101,004, respectively.

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2012	$133,837,219
2013	60,826,323
2014	29,019,843
2015	16,897,988
2016 and thereafter	14,971,826

Total	$255,553,199

{b} Purchase commitments

As of December 31, 2011, commitments outstanding for the purchase of equipment were $13,593,547, majority of which will be fulfilled in 2012.

{c} Legal proceedings

The Group is a defendant in ongoing lawsuits as described below:

a)	November 2007 Follow-on Offering Case

1)	On November 27, 2007, Eastriver Partners, Inc. filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group and the underwriters of the Group’s offering filed in November 2007.

2)	On December 21, 2007, Scott Bauer filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group, certain of the Group’s officers and directors, and the underwriters of the Group’s offering filed in November 2007.

Both complaints allege that the Group’s registration statement on Form F-1 on November 1, 2007 as amended, and the related prospectus contained inaccurate statements of material fact. The Group has meritorious defenses to the claims alleged and intends to defend against these lawsuits vigorously. On March 29, 2010, the court issued an opinion granting the Group’s motion to dismiss. On March 30, 2010, the court entered a judgment dismissing the case. The plaintiffs filed a notice of appeal on April 29, 2010 appealing the judgment granting the Group’s motion to dismiss. On September 26, 2011, the plaintiffs and the Group entered into a settlement agreement, under which the Company would contribute $2 million for settlement (the “Settlement Agreement”), which was accrued as of December 31, 2011. On April 24, 2012, the settlement was finalized as previously agreed.

b)	Palny Case

On December 12, 2011, Tom Palny filed a putative class action in the United States District Court for the Southern District of New York against the Group and certain of the current or former officers and directors. The complaint relates to certain allegations made by the firm Muddy Waters about the Company in a series of releases in November 2011, and alleges that the Company’s public filings, including the Company’s 2006, 2007, 2008, 2009 and 2010 Form 20-Fs, the Form F-1 and Prospectus files in connection with the Company’s November 2007 Follow-on Offering, and third quarter 2011 earnings press release, contain material misstatements and omissions. The court has scheduled an initial status conference for March 9, 2012. The Company intends to defend itself vigorously against these allegations as the Company believes they have meritorious defenses to the alleged claims. As of December 31, 2011, the Company does not believe the outcome of the case is probable or reasonably estimable.